Feb. 28, 2025
(abrdn Funds) | (abrdn Realty Income & Growth Fund)
Objective
The abrdn Real Estate Fund (formerly, abrdn Realty Income & Growth Fund) (the “Real Estate Fund” or the “Fund”) seeks a high level of current income. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Real Estate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in abrdn Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 141 and 191 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 105 and 106 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (abrdn Funds) - (abrdn Realty Income & Growth Fund) - USD ($)		Class A		Institutional Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	none
Small Account Fee	[2]	$ 20		$ 20
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (abrdn Funds) - (abrdn Realty Income & Growth Fund)		Class A	Institutional Class
Management Fees	[1]	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.62%	0.60%
Total Annual Fund Operating Expenses		1.67%	1.40%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.42%	0.40%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.25%	1.00%
[1]	Management fees have been restated to reflect current fees as a result of a reduction in the Fund’s contractual management fee rate effective February 29, 2024.
[2]	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.99% for Class A shares and 1.24% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2026. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example
This Example is intended to help you compare the cost of investing in the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual limitation until its expiration, which impacts the 1-Year figures listed below). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (abrdn Funds) - (abrdn Realty Income & Growth Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,033	1,393	2,404
Institutional Class	102	404	728	1,645

Portfolio Turnover
The Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Real Estate Fund invests 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, and companies with a majority of real estate holdings, such as hotel and entertainment companies. “Principally engaged” in the real estate industry or in real estate financing means that a majority of a company’s revenues are derived from the real estate industry or from real estate financing, respectively, or that the company is classified as a “real estate” company under the Standard & Poor’s Global Industry Classification System (GICS). To “control” real estate assets means to own such assets.

The Fund concentrates its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

In addition to common stocks and REITs, securities in which the Fund may invest include preferred stocks and rights and warrants.

The Fund may invest up to 35% of its net assets in foreign securities. The Fund may invest in companies of any market capitalization. The Fund may borrow up to 10% of its total assets for investment purposes.
The Adviser emphasizes investments in the equity securities of companies which it believes have the potential to grow their earnings at faster than normal rates and thus offer the potential for higher dividends and capital growth in the future.
In managing the assets of the Fund, the Adviser invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth. In selecting investments, a focus of the Adviser is to identify investment opportunities where dividends are well supported by the underlying assets and earnings of a company.
The Adviser considers and evaluates ESG (Environmental, Social and Governance) factors as part of the investment analysis process. The Adviser considers the most material potential ESG risks and opportunities impacting issuers, alongside other non-ESG factors. The relevance of ESG factors to the investment process varies across issuers. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser.
The Fund is “non-diversified.” This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds.

Principal Risks
Performance
The bar chart and table below can help you evaluate potential risks of the Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year.

The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance and an additional index that more closely reflects the Fund’s investment strategy. Returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the S&P 500® Index, a broad-based securities index, and the MSCI US REIT Index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/us/literature or call 866-667-9231.

The returns presented for the Fund for periods prior to May 7, 2018 reflect the performance of a predecessor fund (the “Predecessor Fund”), which was a registered investment company. The Fund adopted the performance of the Predecessor Fund as the result of a reorganization that occurred as of the close of business on May 4, 2018, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.

abrdn Inc. and abrdn Investments Limited began advising and sub-advising, respectively, the Fund immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)

Highest Return: 17.03% - 1st quarter 2019 Lowest Return: -25.28% - 1st quarter 2020
Average Annual Total Returns as of December 31, 2024
After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After–tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - (abrdn Funds) - (abrdn Realty Income & Growth Fund)		1 Year	5 Years	10 Years
Class A		2.78%	2.51%	4.90%
Institutional Class		9.42%	4.01%	5.79%
After Taxes on Distributions | Institutional Class		5.94%	0.93%	2.28%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	[1]	7.22%	2.43%	3.62%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	12.10%
MSCI U.S. REIT Index (reflects no deduction for fees, expenses or taxes)		8.75%	4.31%	5.66%
[1]	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.